Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 2,719,331	$ 5,401,944
Provision for doubtful accounts	(223,196)	(220,733)
Net accounts receivable	$ 2,496,135	$ 5,181,211